Acquisition of businesses - Schedule of Non-Significant Acquisitions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 31, 2020
Business Acquisition [Line Items]
Goodwill	$ 7,227	$ 5,210
Net cash paid at acquisition date	4,800	185	$ 3,833
Franchised Restaurants
Business Acquisition [Line Items]
Property and equipment	3,254	185	16,756
Identifiable intangible assets	1,349	0	4,922
Goodwill	1,843	0	1,224
Gain on purchase of franchised restaurants	(830)	0	(1,708)
Purchase price	5,616	185	21,194
Seller financing	(320)	0	(1,000)
Settlement of franchise receivables	(496)	0	(16,361)
Net cash paid at acquisition date	$ 4,800	$ 185	$ 3,833
Puerto Rican Franchisees
Business Acquisition [Line Items]
Property and equipment				$ 14,290